SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, ₽ in Millions, € in Millions, $ in Millions			12 Months Ended
	Jun. 29, 2020 RUB (₽) shares	Jun. 29, 2020 USD ($) individual $ / shares shares	Dec. 31, 2021 RUB (₽) Vote € / shares shares	Dec. 31, 2021 RUB (₽) Vote class shares	Dec. 31, 2021 USD ($) class $ / shares shares	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2021 EUR (€) Vote € / shares shares	Nov. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€) € / shares shares
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | class				3	3
Share capital
Authorized (in shares)			574,887,317	574,887,317		574,887,317				574,887,317		574,887,317
Issued and fully paid (in shares)			359,509,154	359,509,154		357,569,138				359,509,154		357,569,138
Issued and fully paid (in EUR or RUB)			₽ 282	₽ 282		₽ 290				€ 6.8		€ 6.9
Proceeds from issuance of ordinary shares | ₽						72,650
SPO related expenses | ₽						₽ 721
Common Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares										€ 0.01		€ 0.01
Number of votes per ordinary share | Vote			1	1						1
Share capital
Shares authorized			500,000,000	500,000,000		500,000,000				500,000,000		500,000,000
Ordinary shares issued			323,800,479	323,800,479		320,430,479				323,800,479		320,430,479
Issued and fully paid (in EUR or RUB)			₽ 154	₽ 154		₽ 151				€ 3.2		€ 3.2
Aggregate amount of shares ratified for repurchase | $											$ 200.0
Number of shares repurchased				1,226,355	1,226,355	4,228,163	4,228,163	460,791
Average price per share | $ / shares					$ 78.39		$ 33.86		$ 41.16
Aggregate amount of shares repurchased				₽ 6,960	$ 93.7	₽ 10,585		₽ 1,205
Shares issued	8,121,827	8,121,827				21,522,840	21,522,840
Proceeds from issuance of ordinary shares						₽ 73,276	$ 1,060.0
Common Class A | Underwriter
Share capital
Share price (in dollars per share) | $ / shares		$ 49.25
Shares issued	1,218,274	1,218,274
Aggregate number of shares issued	9,340,101	9,340,101
Proceeds from issuance of ordinary shares	₽ 31,799	$ 460.0
Common Class A | Private placement
Share capital
Share price (in dollars per share) | $ / shares		$ 49.25
Shares issued	4,060,913	4,060,913
Aggregate number of shares issued	12,182,739	12,182,739
Proceeds from issuance of ordinary shares	₽ 41,477	$ 600.0
Number of private investors | individual		3
Common Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares										€ 0.10		€ 0.10
Number of votes per ordinary share | Vote			10	10						10
Share capital
Shares authorized			37,138,658	37,138,658		37,138,658				37,138,658		37,138,658
Ordinary shares issued			35,698,674	35,698,674		35,708,674				35,698,674		35,708,674
Issued and fully paid (in EUR or RUB)			₽ 128	₽ 128		₽ 128				€ 3.6		€ 3.6
Common Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares										€ 0.09		€ 0.09
Number of votes per ordinary share | Vote			9	9						9
Maximum dividend rate (in euros per share) | € / shares			₽ 0.01
Share capital
Shares authorized			37,748,658	37,748,658		37,748,658				37,748,658		37,748,658
Ordinary shares issued			10,000	10,000		1,429,984				10,000		1,429,984
Issued and fully paid (in EUR or RUB)						₽ 11						€ 0.1
Priority share
Effect of the changes made to the comparative periods
Preference stock par value (in euros per share) | € / shares										€ 1		€ 1
Share capital
Preferred shares authorized			1	1		1				1		1
Preferred shares issued			1	1		1				1		1